SHARE CAPITAL (Schedule of fair value of stock options weighted average assumptions) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.76%
Expected life (in years)	2
Expected volatility	215.00%
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%
Share price | $ / shares	$ 0.25
Weighted average fair value of options granted | $	$ 0.26
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.76%
Expected life (in years)	2
Expected volatility	171.00%
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%